Investment Securities, Realized Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Marketable Securities, Realized Gain (Loss) [Abstract]
Gross realized gains	$ 1,775	$ 1,560	$ 492
Gross realized losses	(67)	(14)	(24)
OTTI write-downs	(185)	(52)	(183)
Net realized gains from available-for-sale securities	1,523	1,494	285
Net realized gains from nonmarketable equity investments	1,659	1,479	1,158
Net realized gains from debt securities and equity investments	$ 3,182	$ 2,973	$ 1,443